SHORT-TERM BANK LOANS - Additional information (Details)																12 Months Ended
	Jun. 21, 2021 USD ($)	May 18, 2021 CNY (¥)	May 18, 2021 USD ($)	Apr. 23, 2021 CNY (¥)	Apr. 23, 2021 USD ($)	Jul. 10, 2020 CNY (¥)	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 USD ($)	Jun. 23, 2020 CNY (¥)	Jun. 01, 2020	May 22, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Apr. 23, 2020 CNY (¥)	Apr. 15, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2021 USD ($)	Nov. 19, 2020 CNY (¥)	Nov. 19, 2020 USD ($)	Jul. 10, 2020 USD ($)	Jun. 23, 2020 USD ($)	Jun. 21, 2020 CNY (¥)	May 22, 2020 USD ($)	Apr. 23, 2020 USD ($)	Apr. 15, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 01, 2020 USD ($)
Short-term Debt [Line Items]
Proceeds from debt																¥ 16,020,000	$ 2,480,700	¥ 9,520,000	¥ 2,500,000
Interest Expense on Bank Loan																¥ 602,124	$ 93,239	¥ 203,049	¥ 2,749
Bank of Nanjing
Short-term Debt [Line Items]
Face amount of debt	$ 387,126								¥ 1,500,000															$ 232,275	¥ 2,500,000				¥ 2,500,000	$ 387,126
Term of debt	1 year								1 year	1 year
Interest rate (as a percent)																4.35%				4.35%
Proceeds from debt							¥ 1,500,000	$ 232,275
Beijing Rural Commercial Bank
Short-term Debt [Line Items]
Face amount of debt														¥ 6,000,000	¥ 10,000,000												$ 929,101	$ 1,548,502
Term of debt														1 year	1 year
Interest rate (as a percent)														5.655%	4.60%												5.655%	4.60%
Proceeds from debt		¥ 4,400,000	$ 681,341	¥ 5,600,000	$ 867,161							¥ 6,000,000	$ 929,101
Carrying value of self-owned housing property pledged as collateral															¥ 17,600,000	¥ 15,600,000				$ 2,416,592								$ 2,722,267
Industrial and Commercial Bank of China
Short-term Debt [Line Items]
Face amount of debt											¥ 1,020,000										¥ 1,020,000	$ 157,947				$ 157,947
Term of debt											6 months
Interest rate (as a percent)											4.45%										3.85%	3.85%				4.45%
China Construction Bank
Short-term Debt [Line Items]
Face amount of debt						¥ 1,000,000																	$ 154,850
Term of debt						1 year
Interest rate (as a percent)						4.0525%																	4.0525%